Fair Value (Assets Measured At Fair Value On A Non-Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 3,355	$ 4,612
Fair Value, Measurements, Non-Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	190	4,577
Commercial Real Estate [Member] | Fair Value, Measurements, Non-Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans	$ 190	84
Single-Family Residential [Member] | Fair Value, Measurements, Non-Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans		106
Non-Owner Occupied [Member] | Fair Value, Measurements, Non-Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total impaired loans		$ 4,387